Acquisitions, investments, purchases of intangible assets and divestitures - Acquisitions and Investments (Details) - EUR (€)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Cash consideration, net of cash acquired	€ (1,828,525,000)	€ (181,403,000)
Acquisitions
Cash consideration, net of cash acquired	(1,819,700,000)	€ (30,338,000)
Goodwill.	€ 13,561,939,000		€ 12,209,606,000